Document and Entity Information	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	QUALYS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35662
Entity Tax Identification Number	77-0534145
Entity Address, Address Line One	919 E. Hillsdale Boulevard, 4th Floor
Entity Address, City or Town	Foster City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404
City Area Code	(650)
Local Phone Number	801-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 par value per share
Trading Symbol	QLYS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001107843
Amendment Flag	false